Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS ― 99.8%
	ACCOMMODATION AND FOOD SERVICES ― 1.6%
42	Chipotle Mexican Grill, Inc. *	$58,241
100	Domino's Pizza, Inc.	38,346
258	McDonald's Corp.	55,362
6,400	MGM Resorts International	201,664
1,545	Starbucks Corp.	165,284
		518,897
	ADMINISTRATIVE AND SUPPORT AND WASTE MANAGEMENT ― 4.4%
511	Accenture PLC (a)	133,478
35	Booking Holdings, Inc. *	77,954
400	Broadridge Financial Solutions, Inc.	61,280
187	FleetCor Technologies, Inc. *	51,019
433	Global Payments, Inc.	93,277
819	Mastercard, Inc.	292,335
200	Moody's Corp.	58,048
1,176	PayPal Holdings, Inc. *	275,419
1,500	Rollins, Inc.	58,605
1,500	Visa, Inc.	328,095
		1,429,510
	ARTS, ENTERTAINMENT, AND RECREATION ― 0.4%
1,200	Activision Blizzard, Inc.	111,420
174	Electronic Arts, Inc.	24,986
		136,406
	CONSTRUCTION ― 0.4%
1,400	DR Horton, Inc.	96,488
559	Quanta Services, Inc.	40,259
		136,747
	FINANCE AND INSURANCE ― 11.9%
572	American Express Co.	69,161
1,900	American International Group, Inc.	71,934
12,500	Bank of America Corp.	378,875
1,360	Berkshire Hathaway, Inc. *	315,343
1,168	Centene Corp. *	70,115
4,000	Charles Schwab Corp./The	212,160
1,100	Chubb Ltd. (a)	169,312
465	Cigna Corp.	96,804
859	Cincinnati Financial Corp.	75,051
4,200	Citigroup, Inc.	258,971
222	CME Group, Inc.	40,415
388	Everest Re Group Ltd. (a)	90,827
1,708	Franklin Resources, Inc.	42,683
572	Goldman Sachs Group, Inc./The	150,842
1,155	Hartford Financial Services Group Inc.	56,572
2,500	JPMorgan Chase & Co.	317,675
383	M&T Bank Corp.	48,756
100	MarketAxess Holdings, Inc.	57,056
2,500	MetLife, Inc.	117,375

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)(Continued)

Shares		Value
	FINANCE AND INSURANCE ― 11.9% (Continued)
2,450	Morgan Stanley	$167,899
300	MSCI, Inc.	133,958
5,634	People's United Financial, Inc.	72,848
71	S&P Global, Inc.	23,340
94	SVB Financial Group *	36,456
700	Travelers Companies, Inc./The	98,259
1,215	Truist Financial Corp.	58,235
1,200	UnitedHealth Group, Inc.	420,816
1,022	US Bancorp	47,615
3,747	Wells Fargo & Co.	113,084
		3,812,437
	HEALTH CARE AND SOCIAL ASSISTANCE ― 0.3%
500	HCA Healthcare, Inc.	82,230

	INFORMATION ― 17.1%
340	Adobe, Inc. *	170,041
400	Akamai Technologies, Inc. *	41,996
382	American Tower Corp.	85,744
2,834	AT&T, Inc.	81,506
400	Autodesk, Inc. *	122,136
1,200	Automatic Data Processing, Inc.	211,440
700	Citrix Systems, Inc.	91,070
7,800	Comcast Corp.	408,720
1,200	Crown Castle International Corp.	191,028
1,400	Discovery, Inc. *	42,126
2,190	Facebook, Inc. *	598,220
863	Fidelity National Information Services, Inc.	122,080
672	Fiserv, Inc. *	76,514
229	Intuit, Inc.	86,986
7,009	Microsoft Corp.	1,558,942
2,200	NortonLifeLock, Inc.	45,716
3,200	Oracle Corp.	207,008
86	Paycom Software, Inc. *	38,894
168	ResMed, Inc.	35,710
804	salesforce.com, Inc. *	178,913
200	Synopsys, Inc. *	51,848
1,700	Twitter, Inc. *	92,055
400	VeriSign, Inc. *	86,560
8,800	Verizon Communications, Inc.	517,000
591	ViacomCBS, Inc.	22,021
1,800	Walt Disney Co./The	326,124
		5,490,398
	MANAGEMENT OF COMPANIES AND ENTERPRISES ― 0.2%
561	Capital One Financial Corp.	55,455

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)(Continued)

Shares		Value
	MANUFACTURING ― 43.5%
193	3M Co.	$33,734
1,263	Abbott Laboratories	138,285
1,367	AbbVie, Inc.	146,474
1,500	Advanced Micro Devices, Inc. *	137,565
236	Alexion Pharmaceuticals, Inc. *	36,873
500	Align Technology, Inc. *	267,189
400	Allegion PLC (a)	46,552
531	Alphabet, Inc. *	930,651
1,762	Altria Group, Inc.	72,242
1,100	Amgen, Inc.	252,912
15,569	Apple, Inc.	2,065,851
663	Applied Materials, Inc.	57,217
330	Aptiv PLC (a)	42,996
536	Baxter International, Inc.	43,009
1,300	Becton Dickinson and Co.	325,285
468	Boeing Co.	100,180
1,324	Boston Scientific Corp. *	47,598
4,000	Bristol-Myers Squibb Co.	248,120
600	Broadcom, Inc.	262,710
478	Brown-Forman Corp.	37,968
2,300	Caterpillar, Inc.	418,647
1,600	Chevron Corp.	135,120
701	Church & Dwight Co, Inc.	61,148
115	Cintas Corp.	40,648
8,700	Cisco Systems, Inc.	389,325
2,902	Coca-Cola Co./The	159,146
572	Colgate-Palmolive Co.	48,912
262	Constellation Brands, Inc.	57,391
686	Danaher Corp.	152,387
224	Deere & Co.	60,267
2,500	Dover Corp.	315,625
1,211	Dow, Inc.	67,211
2,100	DuPont de Nemours, Inc.	149,331
341	Ecolab, Inc.	73,779
668	Edwards Lifesciences Corp. *	60,942
627	Eli Lilly & Co.	105,863
2,900	Emerson Electric Co.	233,074
271	Estee Lauder Cos Inc/The	72,137
3,800	Exxon Mobil Corp.	156,636
6,583	General Electric Co.	71,096
778	General Mills, Inc.	45,746
1,223	General Motors Co.	50,926
994	Gilead Sciences, Inc.	57,910
3,400	Hanesbrands, Inc.	49,572
84	IDEXX Laboratories, Inc. *	41,989
161	Illumina, Inc. *	59,570
3,500	Intel Corp.	174,370
500	International Flavors & Fragrances, Inc.	54,420

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)(Continued)

Shares		Value
	MANUFACTURING ― 43.5% (Continued)
115	Intuitive Surgical, Inc. *	$94,082
440	JM Smucker Co./The	50,864
3,000	Johnson & Johnson	472,140
400	Kimberly-Clark Corp.	53,932
600	L3Harris Technologies, Inc.	113,412
106	Lam Research Corp.	50,061
1,100	Linde PLC (a)	289,861
2,300	Masco Corp.	126,339
1,242	Medtronic PLC (a)	145,488
3,000	Merck & Co, Inc.	245,400
938	Micron Technology, Inc. *	70,519
1,516	Mondelez International, Inc.	88,641
561	Monster Beverage Corp. *	51,881
2,300	Mosaic Co./The	52,923
500	Motorola Solutions, Inc.	85,030
2,717	National Oilwell Varco, Inc.	37,304
2,200	NIKE, Inc.	311,234
140	Northrop Grumman Corp.	42,661
551	NVIDIA Corp.	287,732
339	PACCAR, Inc.	29,249
1,700	PepsiCo, Inc.	252,110
4,965	Pfizer, Inc.	182,762
1,341	Philip Morris International, Inc.	111,021
2,000	Procter & Gamble Co./The	278,280
900	Qualcomm, Inc.	137,106
2,900	Raytheon Technologies Corp.	207,379
87	Regeneron Pharmaceuticals, Inc. *	42,031
303	Stryker Corp.	74,247
752	Tesla, Inc. *	530,664
3,000	Texas Instruments, Inc.	492,390
320	Thermo Fisher Scientific, Inc.	149,050
80	TransDigm Group, Inc. *	49,508
599	Valero Energy Corp.	33,885
397	Zoetis, Inc.	65,704
		13,961,489
	MINING, QUARRYING, AND OIL AND GAS EXTRACTION ― 1.0%
1,400	Concho Resources, Inc.	81,690
915	ConocoPhillips	36,591
4,197	Freeport-McMoRan, Inc.	109,206
1,200	Hess Corp.	63,348
527	Phillips 66	36,858
		327,693
	PROFESSIONAL, SCIENTIFIC, AND TECHNICAL SERVICES ― 1.2%
500	CDW Corp.	65,895
542	Cognizant Technology Solutions Corp.	44,417
800	Omnicom Group, Inc.	49,896

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)(Continued)

Shares		Value
	PROFESSIONAL, SCIENTIFIC, AND TECHNICAL SERVICES ― 1.2% (Continued)
800	Paychex, Inc.	$74,544
191	ServiceNow, Inc. *	105,132
113	Teledyne Technologies, Inc. *	44,294
		384,178
	REAL ESTATE AND RENTAL AND LEASING ― 2.2%
700	Digital Realty Trust, Inc.	97,657
375	Netflix, Inc. *	202,774
2,500	Prologis, Inc.	249,150
4,000	UDR, Inc.	153,720
		703,301
	RETAIL TRADE ― 10.1%
406	Amazon.com, Inc. *	1,322,314
500	CarMax, Inc. *	47,230
68	Charter Communications, Inc. *	44,985
1,300	Costco Wholesale Corp.	489,814
2,300	CVS Health Corp.	157,090
600	Etsy, Inc. *	106,746
2,200	Home Depot Inc./The	584,364
424	Lowe's Cos, Inc.	68,056
1,200	Target Corp.	211,836
816	TJX Cos Inc./The	55,725
1,100	Walmart, Inc.	158,565
		3,246,725
	TRANSPORTATION AND WAREHOUSING ― 1.5%
510	CSX Corp.	46,283
600	FedEx Corp.	155,772
201	Norfolk Southern Corp.	47,759
670	Union Pacific Corp.	139,507
523	United Parcel Service, Inc.	88,073
		477,394
	UTILITIES ― 3.2%
1,539	AES Corp./The	36,167
433	American Water Works Co, Inc.	66,453
877	Dominion Energy, Inc.	65,950
2,700	Duke Energy Corp.	247,212
655	Edison International	41,147
10,800	Kinder Morgan, Inc.	147,636
5,500	NextEra Energy, Inc.	424,325
		1,028,890
	WHOLESALE TRADE ― 0.8%
880	Honeywell International, Inc.	187,176
108	KLA Corp.	27,962
557	LyondellBasell Industries N.V.	51,055
		266,193

	TOTAL COMMON STOCKS (Cost $29,614,138)	$32,057,943

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)(Continued)

Contracts		Notional ($)	Value
	PURCHASED OPTION ― 1.0%*
	Put Option ― 1.0%
85	S&P 500 Index at $3,615, Expires January 29, 2021	31,926,595	$327,250
	TOTAL PURCHASED OPTION (Premiums paid $388,723)		$327,250

	TOTAL INVESTMENTS ― 100.8% (Cost $30,002,861)		32,385,193
	Liabilities in Excess of Other Assets ― (0.8)%		(261,216)
	TOTAL NET ASSETS ― 100.0%		$32,123,977

	WRITTEN OPTIONS ― (1.4)%*
	Call Option ― (1.2)%
(85)	S&P 500 Index at $3,800, Expires January 29, 2021	(31,926,595)	$(407,150)
	Total Call Option Written (Premium received $339,629)		(407,150)

	Put Option ― (0.2)%
(85)	S&P 500 Index at $3,170, Expires January 29, 2021	(31,926,595)	(54,400)
	Total Put Option Written (Premium received $64,841)		(54,400)
	TOTAL WRITTEN OPTIONS ― (Premiums received $404,470)		$(461,550)

Percentages are stated as a percent of net assets.

*	Non-income producing security.
(a)	Foreign issued security.

Abbreviations used in this schedule:
PLC ― Public Limited Company

Ziegler FAMCO Hedged Equity Fund
Schedule of Investments (Continued)
December 31, 2020 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.  Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler FAMCO Hedged Equity Fund
Schedule of Investments (Continued)
December 31, 2020 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of December 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$32,057,943	$-	$-	$32,057,943
Purchased Options	-	327,250	-	327,250
Total	$32,057,943	$327,250	$-	$32,385,193

Assets
Written Options	$-	$(461,550)	$-	$(461,550)
Total	$-	$(461,550)	$-	$(461,550)

See the Schedule of Investments for further detail of investment classifications.